Financial instruments and financial risk factors - Summary of credit risk profile of financial assets (Details) - Financial assets which are subject to review for impairment under IFRS 9	Dec. 31, 2025	Dec. 31, 2024
AAA to AA-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	14.00%	12.00%
A+ to A-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	52.00%	50.00%
BBB+ to BBB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	13.00%	16.00%
BB+ to BB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	11.00%	10.00%
B+ to B-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	6.00%	8.00%
CCC+ and below
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	4.00%	4.00%